Material Agreements (Details Narrative) - USD ($)							1 Months Ended
	May 31, 2023	Feb. 28, 2023	Oct. 13, 2022	Jul. 08, 2022	Feb. 22, 2022	Feb. 07, 2018	Oct. 31, 2021	Sep. 30, 2023	Dec. 31, 2022	Jan. 14, 2022	Dec. 31, 2021	Dec. 13, 2021	Nov. 19, 2021	Jun. 15, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accrued royalty expenses								$ 0	$ 0
Fianance raised								213,290				$ 10,000	$ 5,000	$ 34,000
2023 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty payments				$ 60,000
JHU - APL Technology License Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant percent							5.00%
Royalty percent							8.00%
Percentage of sublicense							50.00%
Maintenance fee						$ 1,500	$ 1,500
JHU - APL Technology License Agreement [Member] | 2022 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty payments							20,000
JHU - APL Technology License Agreement [Member] | 2023 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty payments							80,000
JHU - APL Technology License Agreement [Member] | 2024 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty payments							$ 300,000
New License Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty payments	$ 275,000
Common stock issued				279,159
Accrued royalty expenses									30,000
New License Agreement [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of sublicense				50.00%
New License Agreement [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sublicense fee based on revenue				25.00%
New License Agreement [Member] | Internally Development Drug Projects [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty percent				3.00%
New License Agreement [Member] | Other Parties [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty percent				8.00%
New License Agreement [Member] | 2022 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty payments	60,000			$ 30,000
New License Agreement [Member] | 2023 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty payments	75,000			80,000
Accrued royalty expenses								45,000
New License Agreement [Member] | 2024 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty payments				$ 300,000
New License Agreement [Member] | 2025 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty payments	75,000
New License Agreement [Member] | 2026 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty payments	75,000
New License Agreement [Member] | 2027 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty payments	$ 50,000
George Washington University - Beta2-spectrin siRNA License Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty percent										3.00%
Licence initiation fee										$ 20,000
Johns Hopkins University - Mebendazole License Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty percent					3.50%
Accrued royalty expenses								7,500	242,671
Upfront licence fee					$ 250,000
Annual minimum royalty payment					250,000
License fee initial payment		$ 200,000			50,000
Fianance raised					10,000,000
Johns Hopkins University - Mebendazole License Agreement [Member] | 2023 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty payments					5,000
Johns Hopkins University - Mebendazole License Agreement [Member] | 2024 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty payments					10,000
Johns Hopkins University - Mebendazole License Agreement [Member] | 2025 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty payments					20,000
Johns Hopkins University - Mebendazole License Agreement [Member] | 2026 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty payments					30,000
Johns Hopkins University - Mebendazole License Agreement [Member] | 2027 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty payments					$ 50,000
Johns Hopkins University - Prodrug License Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty percent			4.00%
Upfront licence fee			$ 100,000
Annual minimum royalty payment			150,000
Johns Hopkins University - Prodrug License Agreement [Member] | 2027 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty payments			5,000
Johns Hopkins University - Prodrug License Agreement [Member] | 2028 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty payments			10,000
Johns Hopkins University - Prodrug License Agreement [Member] | 2029 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty payments			20,000
Johns Hopkins University - Prodrug License Agreement [Member] | 2030 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty payments			30,000
Johns Hopkins University - Prodrug License Agreement [Member] | 2031 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty payments			$ 50,000
License Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accrued expense								$ 0	$ 133,238